Summary of significant accounting policies- Long-lived assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Summary of significant accounting policies
Land use rights, net		¥ 6,419	¥ 9,377
Amortization expenses	$ 1,599	¥ 10,727	7,120	¥ 5,122
Minimum
Summary of significant accounting policies
Period of land use rights	30 years	30 years
Terms for movies and television serial dramas	6 months	6 months
Maximum
Summary of significant accounting policies
Period of land use rights	50 years	50 years
Terms for movies and television serial dramas	10 years	10 years
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	1 year	1 year
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	16 years	16 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	3 years	3 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	5 years	5 years
Licenses and copyrights | Cost of revenue | Digital media and entertainment
Summary of significant accounting policies
Amortization expenses		¥ 11,391	6,111	3,886
Impairment charges		¥ 2,843	801	¥ 857
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years	6 years
Adjustment | Land use rights
Summary of significant accounting policies
Land use rights, net			(9,377)
Adjustment | Prepayments, receivables and other assets
Summary of significant accounting policies
Land use rights, net			¥ 9,377
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years	5 years
Furniture, office and transportation equipment | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Furniture, office and transportation equipment | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	10 years	10 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	20 years	20 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	50 years	50 years